Investments (Details 14) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Municipal Bonds
Threshold percentage of municipal to total carrying value	5.00%
Securities loaned
Fixed income and equity securities loaned	$ 406,000,000	$ 448,000,000
Interest Income on collateral, net of fees	2,000,000	2,000,000	2,000,000
Other investment information
Below investment grade assets	6,010,000,000	6,660,000,000
Fixed income securities and short-term investments deposited with regulatory authorities	293,000,000
Non-income producing fixed income securities and other investments	$ 36,000,000
Shareholders' equity | Concentration of credit risk | Minimum
Municipal Bonds
Percentage of credit concentration risk of single issuer and affiliates of shareholder's equity	10.00%
California
Municipal Bonds
Percentage of municipal bonds carrying value	10.40%	12.30%
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	7.70%	10.10%
Florida
Municipal Bonds
Percentage of municipal bonds carrying value	5.90%	5.80%
New York
Municipal Bonds
Percentage of municipal bonds carrying value	5.30%	4.30%